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BRANDES
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Brandes Core Plus Fixed Income Fund
Brandes Credit Focus Yield Fund
Brandes Global Equity Fund
Brandes International Equity Fund
Brandes Emerging Markets Value Fund
Brandes International Small Cap Equity Fund
Separately Managed Account Reserve Trust

Supplement dated February 18, 2015 to the
Statement of Additional Information (“SAI”) dated January 30, 2015

The following replaces the material under the subheading titled “Security Ownership of the Funds by the Portfolio Managers” on pages B-72 through B-73 of the SAI.

Security Ownership of the Funds by the Portfolio Managers

Amount Invested Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	$100,001 - $500,000
F.	$500,001 - $1,000,000
G.	Over $1,000,000

Portfolio Manager	Global Equity Fund
Jim Brown	A
Brent Fredberg	E
Ted Kim	D
Ken Little	D
Brian Matthews	C

Portfolio Manager	International Equity Fund
Jeff Germain	D
Amelia Morris	C
Shingo Omura	D
Luiz Sauerbronn	E
Brent Woods	G

Portfolio Manager	Emerging Markets Value Fund
Doug Edman	E
Chris Garrett	A
Louis Lau	B
Greg Rippel	C
Gerardo Zamorano	E

Portfolio Manager	International Small Cap Fund
Ralph Birchmeier	E
Yingbin Chen	E
Mark Costa	E
Luiz Sauerbronn	E

Portfolio Manager	Core Plus Fund
Timothy M. Doyle	C
David J. Gilson	A
Charles S. Gramling	A

No portfolio managers owned shares of the Brandes Credit Focus Yield Fund or the SMART Fund.

Please retain this Supplement with the SAI.